4. ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of voluntary change in accounting policy [abstract]
Schedule of estimated useful lives

The group´s remaining items of property, plant and equipment (including any significant identifiable component) are depreciated by the straight-line method based on estimated useful lives, as detailed below:

Buildings: 50 years

Vehicles: 5 years

Furniture, fittings and communication equipment: 5- 20 years

Computer equipment and software: 3 years

Tools: 10 years

Gas Plant and Pipeline: 20 years